Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Property and equipment
Total cost	$ 115,173	$ 92,886
Accumulated depreciation	(66,141)	(48,083)
Property and equipment, net	49,571	46,072
Depreciation	19,544	14,069	$ 10,358
Property and equipment, excluding asset under construction
Property and equipment
Property and equipment, net	49,032	44,803
Land
Property and equipment
Total cost	5,277	5,277
Buildings
Property and equipment
Total cost	3,580	3,554
Motor vehicles, furniture and fixtures
Property and equipment
Total cost	16,737	17,310
Assets under capital lease
Property and equipment
Total cost	647	887
Leasehold improvements
Property and equipment
Total cost	15,894	11,074
Capitalized software
Property and equipment
Total cost	17,855	12,985
Computers and office equipment
Property and equipment
Total cost	55,183	41,799
Assets under construction
Property and equipment
Property and equipment, net	$ 539	$ 1,269